UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21944
                                     -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630 765-8000
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: December 31, 2008
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS--99.8%
              AUSTRIA--10.3%
      9,544   Telekom Austria AG                                 $     138,866
     11,471   Voestalpine AG                                           247,830
      3,351   Wienerberger AG                                           57,162
                                                                 _____________
                                                                       443,858
                                                                 _____________
              BELGIUM--4.6%
      5,255   Belgacom  SA                                             200,890
                                                                 _____________
              DENMARK--3.6%
      2,684   D/S Norden A/S                                            94,694
      3,089   NKT Holding A/S                                           62,885
                                                                 _____________
                                                                       157,579
                                                                 _____________
              FRANCE--7.2%
      9,807   Credit Agricole SA                                       110,153
      7,174   France Telecom SA                                        199,959
                                                                 _____________
                                                                       310,112
                                                                 _____________
              GERMANY--20.1%
      9,965   BASF SE                                                  387,176
      2,276   Deutsche Bank AG                                          90,007
     14,568   Deutsche Telekom AG                                      220,258
      2,257   RWE AG                                                   170,303
                                                                 _____________
                                                                       867,744
                                                                 _____________
              IRELAND--0.7%
     11,763   Allied Irish Banks PLC                                    28,137
                                                                 _____________
              NORWAY--4.7%
     14,848   DnB NOR ASA                                               58,912
      7,102   Norsk Hydro ASA                                           28,936
      7,056   StatoilHydro ASA                                         118,010
                                                                 _____________
                                                                       205,858
                                                                 _____________
              PORTUGAL--0.7%
     12,756   Banco BPI SA                                              31,178
                                                                 _____________


              SWITZERLAND--9.5%
        705   Baloise Holding AG                                        53,240
      1,152   Swiss Re                                                  56,408
        560   Swisscom AG                                              181,655
        542   Zurich Financial Services AG                             118,417
                                                                 _____________
                                                                       409,720
                                                                 _____________


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              UNITED KINGDOM--38.4%
     52,825   Amlin PLC                                          $     274,580
    104,122   Brit Insurance Holdings PLC                              333,379
     48,148   Lloyds TSB Group PLC                                      91,131
    150,267   Old Mutual PLC                                           120,776
     12,754   Persimmon PLC                                             42,641
     24,667   Provident Financial PLC                                  306,455
    134,077   Tomkins PLC                                              241,400
     74,518   Trinity Mirror PLC                                        60,976
     21,052   United Utilities PLC                                     191,153
                                                                 _____________
                                                                     1,662,491
              TOTAL INVESTMENTS--99.8%                           _____________
              (Cost $7,185,173) (b)                                  4,317,567
              NET OTHER ASSETS AND LIABILITIES--0.2%                     9,752
                                                                 _____________
              NET ASSETS--100.0%                                 $   4,327,319
                                                                 =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $97,496 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,965,102.

Note: As of December 31, 2008, all of the securities in this Fund were fair valued in accordance with valuation procedures adopted by the Funds' Board of Trustees.



________________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
_______________________________________________________________________________

Level 1 - Quoted Prices - Investments                 $                 -
Level 2 - Other Significant Observable Inputs                   4,317,567
Level 3 - Significant Unobservable Inputs                               -
                                                      _________________________
Total                                                 $         4,317,567
                                                      =========================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


                  PORTFOLIO COMPOSITION BY INDUSTRY


                                                              % OF
INDUSTRY                                                   NET ASSETS
______________________________________________________________________
Insurance                                                     22.1%
Diversified Telecommunications                                21.8
Chemicals                                                      8.9
Multi-Utilities                                                8.4
Commercial Banks                                               7.4
Consumer Finance                                               7.1
Metals & Mining                                                6.4
Industrial Conglomerates                                       5.6
Oil, Gas, & Consumable Fuels                                   2.7
Marine                                                         2.2
Capital Markets                                                2.1
Machinery                                                      1.4
Media                                                          1.4
Building Products                                              1.3
Household Durables                                             1.0
______________________________________________________________________
TOTAL INVESTMENTS                                             99.8
NET OTHER ASSETS AND LIABILITIES                               0.2
                                                 _____________________
TOTAL                                                        100.0%
                                                 =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS--100.2%
              AUSTRALIA--8.7%
      5,301   Bunnings Warehouse Property Trust                  $       6,099
     32,274   CFS Retail Property Trust                                 42,424
     28,397   Commonwealth Property Office Fund                         23,412
     61,145   DB RREEF Trust                                            35,013
     48,885   Goodman Group                                             25,173
     77,911   GPT Group                                                 50,804
     19,643   ING Industrial Fund                                        1,925
     28,678   ING Office Fund                                           16,309
     40,727   Macquarie Office Trust                                     6,995
     29,840   Mirvac Group                                              26,706
     27,933   Stockland                                                 79,461
     33,882   Westfield Group                                          307,605
                                                                  ____________
                                                                       621,926
                                                                  ____________
              AUSTRIA--0.2%
      1,534   CA Immobilien Anlagen AG (b)                               9,281
      1,501   Conwert Immobilien Invest AG (b)                           6,817
                                                                  ____________
                                                                        16,098
                                                                  ____________
              BELGIUM--0.7%
        230   Befimmo S.C.A.                                            21,557
        149   Cofinimmo S.A.                                            19,707
        122   Intervest Offices NV                                       3,016
         28   Leasinvest Real Estate S.C.A.                              1,879
        113   Warehouses De Pauw S.C.A                                   4,752
         37   Wereldhave Belgium S.C.A.                                  2,480
                                                                  ____________
                                                                        53,391
                                                                  ____________
              BERMUDA--1.7%
      5,315   Great Eagle Holdings Ltd.                                  5,947
     29,922   Hongkong Land Holdings Ltd.                               74,627
     10,358   Hopson Development Holdings Ltd.                           7,568
      9,942   Kerry Properties Ltd.                                     26,745
        896   Orient-Express Hotels Ltd., Class A                        6,863
                                                                  ____________
                                                                       121,750
                                                                  ____________
              CANADA--3.1%
        544   Allied Properties Real Estate Investment Trust             5,486
        875   Boardwalk Real Estate Investment                          18,117
      5,179   Brookfield Properties                                     39,016
      1,376   Calloway Real Estate Investment Trust                     12,651
      1,180   Canadian Apartment Properties Real Estate
                 Investment Trust                                       15,045
      1,073   Canadian Real Estate Investment Trust                     19,617
      1,729   Chartwell Seniors Housing Real Estate
                 Investment Trust                                        7,563
        805   Cominar Real Estate Investment Trust                      10,446
        302   Dundee Real Estate Investment Trust                        3,082
      1,149   Extendicare Real Estate Investment Trust                   5,445
      2,550   H&R Real Estate Investment Trust                          15,389


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              CANADA (CONTINUED)
      1,306   InnVest Real Estate Investment Trust               $       4,084
        779   Morguard Real Estate Investment Trust                      7,257
        396   Northern Property Real Estate Investment Trust             5,200
      1,087   Primaris Retail Real Estate Investment Trust               9,422
      3,862   RioCan Real Estate Investment Trust                       42,734
                                                                  ____________
                                                                       220,554
                                                                  ____________
              CAYMAN ISLANDS--1.4%
     26,350   Agile Property Holdings Ltd.                              13,916
     33,162   China Resources Land Ltd.                                 41,048
     57,543   Country Garden Holdings, Co., Ltd.                        14,238
     20,059   New World China Land Ltd.                                  6,152
     23,162   Shimao Property Holdings Ltd.                             16,213
     22,080   Shui On Land Ltd.                                          7,037
                                                                  ____________
                                                                        98,604
                                                                  ____________
              FINLAND--0.2%
      2,898   Citycon Oyj                                                6,905
      1,461   Sponda Oyj                                                 6,411
      1,008   Technopolis Oyj                                            4,098
                                                                  ____________
                                                                        17,414
                                                                  ____________
              FRANCE--5.2%
        822   Acanthe Developpement SA                                   1,428
         71   Affine Group                                               1,289
        361   Fonciere des Regions Group                                24,735
        329   Gecina S.A.                                               22,876
        347   Icade                                                     28,837
      1,462   Klepierre LLC                                             35,954
        528   Mercialys                                                 16,675
         91   Societe de la Tour Eiffel                                  4,295
        229   Societe Immobiliere de Location pour
                 l'Industrie et le Commerce                             21,394
      1,430   Unibail-Rodamco SA                                       213,633
                                                                  ____________
                                                                       371,116
                                                                  ____________
              GERMANY--0.5%
        492   Alstria Office AG                                          3,457
        402   Colonia Real Estate AG                                     1,630
        604   Deutsche Euroshop AG                                      20,546
        453   Deutsche Wohnen AG (b)                                     6,090
        414   DIC Asset AG                                               3,609
        459   Patrizia Immobilien AG (b)                                 1,058
        349   Vivacon AG                                                 1,939
                                                                  ____________
                                                                        38,329
                                                                  ____________


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              GREECE--0.1%
        448   Babis Vovos International Construction SA (b)      $       5,580
        321   Eurobank Properties Real Estate Investment Co.             2,496
        231   Lamda Development SA (b)                                   1,358
                                                                  ____________
                                                                         9,434
                                                                  ____________
              GUERNSEY--0.2%
      5,012   F&C Commercial Property Trust Ltd.                         4,521
      5,830   ING UK Real Estate Income Trust Ltd.                       1,906
      5,691   Invista Foundation Property Trust Ltd.                     1,401
        998   ISIS Property Trust  Ltd.                                    961
      1,457   ISIS Property Trust 2 Ltd.                                 1,073
      1,829   Standard Life Investment Property Income
                 Trust PLC                                               1,311
      4,575   UK Commercial Property Trust Ltd.                          3,536
                                                                  ____________
                                                                        14,709
                                                                  ____________
              HONG KONG--10.1%
     38,853   Champion Real Estate Investment Trust                     10,481
     68,085   China Overseas Land & Investment Ltd.                     95,601
     36,423   Hang Lung Properties Ltd.                                 79,969
     18,877   Henderson Land Development Co., Ltd.                      70,603
     13,691   Hysan Development Co., Ltd.                               22,261
     10,118   Kowloon Development Co., Ltd.                              3,842
     37,591   Link (The) REIT                                           62,533
     48,696   New World Development Co., Ltd.                           49,861
     28,299   Shenzhen Investment Ltd.                                   5,082
     42,315   Sino Land Co., Ltd.                                       44,314
     32,857   Sun Hung Kai Properties Ltd.                             276,477
                                                                  ____________
                                                                       721,024
                                                                  ____________
              ITALY--0.2%
     13,468   Beni Stabili S.p.A.                                        9,466
      2,176   Immobiliare Grande Distribuzione                           3,263
      1,930   Risanamento S.p.A. (b)                                     1,190
                                                                  ____________
                                                                        13,919
                                                                  ____________
              JAPAN--16.1%
      1,616   AEON Mall Co., Ltd.                                       31,240
      1,037   DAIBIRU Corp.                                             11,065
      2,840   HEIWA Real Estate, Co., Ltd.                               7,406
         11   Japan Prime Realty Investment Corp.                       26,111
          7   Japan Real Estate Investment Corp.                        62,532
          7   Japan Retail Fund Investment Corp.                        30,235
          4   Kenedix Realty Investment Corp.                           11,221
     17,930   Mitsubishi Estate Co., Ltd.                              296,184
     16,081   Mitsui Fudosan Co., Ltd.                                 268,106
          1   MORI TRUST Sogo Reit, Inc.                                 8,308
         10   Nippon Building Fund, Inc.                               109,918
          5   Nomura Real Estate Office Fund, Inc.                      32,533
         23   NTT Urban Development Corp.                               24,908


              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
          5   ORIX JREIT, Inc.                                          23,747
          2   Premier Investment Co.                                     6,333
      7,744   Sumitomo Realty & Development Co., Ltd.                  116,409
      2,092   TOC Co., Ltd.                                             10,786
      4,375   Tokyo Tatemono Co., Ltd.                                  20,050
      7,297   Tokyu Land Corp.                                          27,970
          2   TOKYU REIT, Inc.                                          12,416
          4   United Urban Investment Corp.                             15,817
                                                                  ____________
                                                                     1,153,295
                                                                  ____________
              LUXEMBOURG--0.1%
        792   Gagfah SA                                                  4,486
        995   ProLogis European Properties                               4,483
                                                                  ____________
                                                                         8,969
                                                                  ____________
              NETHERLANDS--1.9%
      1,183   Corio NV                                                  54,475
        628   Eurocommercial Properties NV                              21,143
        629   Nieuwe Steen Investments Funds NV                          9,869
        364   VastNed Offices/Industrial NV                              3,500
        289   Vastned Retail NV                                         14,553
        366   Wereldhave NV                                             32,283
                                                                  ____________
                                                                       135,823
                                                                  ____________
              NEW ZEALAND--0.1%
     12,523   Kiwi Income Property Trust                                 7,403
                                                                  ____________
              NORWAY--0.0%
      2,660   Norwegian Property ASA                                     2,347
                                                                  ____________
              SINGAPORE--2.5%
     23,400   Ascendas Real Estate Investment Trust                     22,512
     17,945   CapitaCommercial Trust                                    11,287
     37,020   Capitaland Ltd.                                           80,775
     21,728   CapitaMall Trust                                          24,179
      6,064   Keppel Land Ltd.                                           7,206
     24,790   Mapletree Logistics Trust                                  6,042
      2,000   Singapore Land Ltd.                                        4,912
     27,197   Suntec Real Estate Investment Trust                       13,520
     11,087   Wing Tai Holdings Ltd.                                     6,444
                                                                  ____________
                                                                       176,877
                                                                  ____________
              SPAIN--0.0%
        176   Renta Corporation Real Estate SA                             464
                                                                  ____________


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              SWEDEN--1.1%
      3,025   Castellum AB                                       $      23,917
      2,977   Fabege AB                                                 11,612
      1,451   Hufvudstaden AB                                           10,400
      2,196   Klovern AB                                                 5,224
      2,401   Kungsleden AB                                             16,906
        676   Wihlborgs Fastigheter AB                                   8,760
                                                                  ____________
                                                                        76,819
                                                                  ____________
              SWITZERLAND--1.0%
        100   Allreal Holding AG                                        10,076
        824   PSP Swiss Property AG (b)                                 41,094
        338   Swiss Prime Site AG (b)                                   16,249
        614   Zueblin Immobilien Holding AG (b)                          2,720
                                                                  ____________
                                                                        70,139
                                                                  ____________
              UNITED KINGDOM--5.4%
        422   A.J. Mucklow Group PLC                                     1,352
      1,513   Big Yellow Group PLC                                       5,260
      8,996   British Land Co., PLC                                     72,078
      4,770   Brixton PLC                                                9,220
      1,249   Capital & Regional PLC                                       842
        815   CLS Holdings PLC (b)                                       3,603
         86   Daejan Holdings PLC                                        2,820
      1,769   Derwent London PLC                                        18,609
        716   Development Securities PLC                                 2,802
      1,824   Grainger PLC                                               3,615
      3,183   Great Portland Estates PLC                                11,953
      5,107   Hammerson PLC                                             39,562
      1,676   Helical Bar PLC                                            6,811
      8,181   Land Securities Group PLC                                109,988
      6,380   Liberty International PLC                                 44,173
      2,812   Minerva PLC (b)                                              547
        591   Primary Health Properties PLC                              2,479
      2,276   Quintain Estates & Development PLC                         1,225
      7,614   Segro PLC                                                 27,145
      2,378   Shaftesbury PLC                                           12,511
      1,593   St. Modwen Properties PLC                                  2,713
      2,186   Unite Group PLC                                            4,594
      3,050   Workspace Group PLC                                        2,738
                                                                  ____________
                                                                       386,640
                                                                  ____________
              UNITED STATES--39.7%
        566   Acadia Realty Trust                                        8,077
        137   Agree Realty Corp.                                         2,484
         36   Alexander's, Inc.                                          9,176
        567   Alexandria Real Estate Equities, Inc.                     34,213
      1,722   AMB Property Corp.                                        40,329
        744   American Campus Communities, Inc.                         15,237
      1,781   Apartment Investment & Management Co.                     20,571
      1,632   Ashford Hospitality Trust                                  1,877
        291   Associated Estates Realty Corp.                            2,657
      1,354   AvalonBay Communities, Inc.                               82,025


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
      1,413   BioMed Realty Trust, Inc.                          $      16,560
      2,124   Boston Properties, Inc.                                  116,820
      1,558   Brandywine Realty Trust                                   12,012
        896   BRE Properties, Inc.                                      25,070
        935   Camden Property Trust                                     29,303
      1,166   CBL & Associates Properties, Inc.                          7,579
        777   Cedar Shopping Centers, Inc.                               5,501
        842   Colonial Properties Trust                                  7,014
        907   Corporate Office Properties Trust                         27,845
      2,189   Corrections Corp. of America (b)                          35,812
        680   Cousins Properties, Inc.                                   9,418
      3,057   DCT Industrial Trust, Inc.                                15,468
      2,101   Developers Diversified Realty Corp.                       10,253
      1,584   DiamondRock Hospitality Co.                                8,031
      1,283   Digital Realty Trust, Inc.                                42,147
      1,599   Douglas Emmett, Inc.                                      20,883
      2,592   Duke Realty Corp.                                         28,408
        437   EastGroup Properties, Inc.                                15,548
        502   Education Realty Trust, Inc.                               2,620
        578   Entertainment Properties Trust                            17,224
        433   Equity Lifestyle Properties, Inc.                         16,610
        674   Equity One, Inc.                                          11,930
      4,740   Equity Residential                                       141,346
        472   Essex Property Trust, Inc.                                36,226
      1,503   Extra Space Storage, Inc.                                 15,511
      1,034   Federal Realty Investment Trust                           64,191
      1,106   FelCor Lodging Trust, Inc.                                 2,035
        776   First Industrial Realty Trust, Inc. (b)                    5,859
        481   First Potomac Realty Trust                                 4,473
      1,415   Forest City Enterprises, Inc., Class A                     9,481
        325   Getty Realty Corp.                                         6,845
        662   Glimcher Realty Trust                                      1,860
      4,443   HCP, Inc.                                                123,381
      1,820   Health Care REIT, Inc.                                    76,804
      1,035   Healthcare Realty Trust, Inc.                             24,302
        848   Hersha Hospitality Trust                                   2,544
      1,117   Highwoods Properties, Inc.                                30,561
        744   Hilltop Holdings, Inc. (b)                                 7,247
        568   Home Properties, Inc.                                     23,061
      1,650   Hospitality Properties Trust                              24,536
      9,212   Host Hotels & Resorts, Inc.                               69,735
      4,003   HRPT Properties Trust                                     13,490
      1,160   Inland Real Estate Corp.                                  15,057
      1,025   Investors Real Estate Trust                               10,978
        582   Kilroy Realty Corp.                                       19,474
      4,682   Kimco Realty Corp.                                        85,587
        598   Kite Realty Group Trust                                    3,325
        722   LaSalle Hotel Properties                                   7,978
      1,652   Lexington Realty Trust                                     8,260
      1,726   Liberty Property Trust                                    39,405
        403   LTC Properties, Inc.                                       8,173
      1,338   Macerich (The) Co.                                        24,298
      1,155   Mack-Cali Realty Corp.                                    28,298
        843   Maguire Properties, Inc. (b)                               1,231
      1,167   Medical Properties Trust, Inc.                             7,364
        496   Mid-America Apartment Communities, Inc.                   18,431


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
        171   National Healthcare Corp.                          $       8,659
      1,378   National Retail Properties, Inc.                          23,688
      1,747   Nationwide Health Properties, Inc.                        50,174
      1,448   OMEGA Healthcare Investors, Inc.                          23,125
        267   Parkway Properties, Inc.                                   4,806
        699   Pennsylvania Real Estate Investment Trust                  5,208
        772   Post Properties, Inc.                                     12,738
      4,672   ProLogis                                                  64,894
        270   PS Business Parks, Inc.                                   12,058
      2,244   Public Storage                                           178,397
        325   Ramco-Gershenson Properties                                2,009
      1,834   Realty Income Corp.                                       42,457
      1,224   Regency Centers Corp.                                     57,161
        236   Saul Centers, Inc.                                         9,322
      2,013   Senior Housing Properties Trust                           36,073
      3,971   Simon Property Group, Inc.                               210,978
      1,004   SL Green Realty Corp.                                     26,004
        384   Sovran Self Storage, Inc.                                 13,824
      1,308   Strategic Hotels & Resorts, Inc.                           2,197
        321   Sun Communities, Inc.                                      4,494
        853   Sunstone Hotel Investors, Inc.                             5,280
        556   Tanger Factory Outlet Centers, Inc.                       20,917
        698   Taubman Centers, Inc.                                     17,771
      2,395   UDR, Inc.                                                 33,027
        208   Universal Health Realty Income Trust                       6,845
        323   Urstadt Biddle Properties, Inc.                            5,145
      1,014   U-Store-It Trust                                           4,512
      2,513   Ventas, Inc.                                              84,361
      2,702   Vornado Realty Trust                                     163,065
        922   Washington Real Estate Investment Trust                   26,093
      1,531   Weingarten Realty Investors                               31,676
        179   Winthrop Realty Trust, Inc.                                1,940
                                                                  ____________
                                                                     2,848,947
                                                                  ____________
              WARRANTS-- 0.0%
              HONG KONG--0.0%
      2,303   China Overseas Land & Investment Ltd., expiring
              1/21/09                                                        0

              TOTAL INVESTMENTS--100.2%                           ____________
              (Cost $11,313,750)  (c)                                7,185,991
              NET OTHER ASSETS AND LIABILITIES--(0.2%)                 (11,102)
                                                                  ____________
              NET ASSETS--100.0%                                  $  7,174,890
                                                                  ============


(a) All percentages shown in the Portfolio of Investments are based on net assets. (b) Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,206, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,137,965.

REIT - Real Estate Investment Trust.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


 Note: As of December 31, 2008, all of the securities in this Fund were fair valued in accordance with valuation procedures adopted by the
                        Funds' Board of Trustees.



________________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).
                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
_______________________________________________________________________________

Level 1 - Quoted Prices - Investments                 $         3,076,788
Level 2 - Other Significant Observable Inputs                   4,109,203
Level 3 - Significant Unobservable Inputs                               -

                                                      -------------------------
Total                                                 $         7,185,991
                                                      =========================



                  PORTFOLIO COMPOSITION BY INDUSTRY


                                                              % OF
INDUSTRY                                                   NET ASSETS
______________________________________________________________________
Real Estate Investment Trusts                                 70.0%
Real Estate Management & Development                          29.3
Commercial Services & Supplies                                 0.5
Capital Markets                                                0.1
Health Care Providers & Services                               0.1
Hotels Restaurant and Leisure                                  0.1
Insurance                                                      0.1
______________________________________________________________________
TOTAL INVESTMENTS                                            100.2
NET OTHER ASSETS AND LIABILITIES                              (0.2)
                                                 _____________________
TOTAL                                                        100.0%
                                                 =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS--100.4%
              AUSTRALIA--21.8%
      3,344   Australia & New Zealand Banking Group Ltd. (c)     $      36,103
     23,532   BlueScope Steel Ltd. (c)                                  57,816
      1,447   Commonwealth Bank of Australia (c)                        29,773
     36,147   Commonwealth Property Office Fund  (c)                    29,802
     35,488   CSR Ltd. (c)                                              43,895
      4,316   Felix Resources Ltd. (c)                                  26,843
     72,594   ING Office Fund  (c)                                      41,284
      2,643   Lion Nathan Ltd. (c)                                      15,183
     28,237   Macquarie Airports (c)                                    47,532
     35,640   Macquarie Infrastructure Group (c)                        42,722
      2,499   National Australia Bank Ltd. (c)                          36,739
     32,069   Qantas Airways Ltd. (c)                                   59,081
      3,284   Sims Group Ltd. (c)                                       40,194
     18,681   Stockland (c)                                             53,141
      9,539   Suncorp-Metway Ltd. (c)                                   56,225
      8,050   Telestra Corp. Ltd. (c)                                   21,550
      3,161   Wesfarmers Ltd. (c)                                       39,898
      2,712   Westfield Group (c)                                       24,622
      2,486   Westpac Banking Corp. (c)                                 29,816
      2,635   WorleyParsons Ltd. (c)                                    26,287
                                                                 _____________
                                                                       758,506
                                                                 _____________
              AUSTRIA--2.3%
      1,002   OMV AG (c)                                                26,625
      2,401   voestalpine AG (c)                                        51,873
                                                                 _____________
                                                                        78,498
                                                                 _____________
              BELGIUM--0.4%
        177   Mobistar SA (c)                                           12,768
                                                                 _____________
              BERMUDA--5.4%
     43,258   Cosco Pacific Ltd. (c)                                    44,476
      3,140   Esprit Holdings Ltd. (c)                                  17,893
     19,335   VTech Holdings Ltd. (c)                                   81,911
     19,133   Orient Overseas International Ltd. (c)                    42,902
                                                                 _____________
                                                                       187,182
                                                                 _____________
              CANADA--6.4%
      2,270   Bell Aliant Regional Communications Income Fund           43,304
      3,216   Canadian Oil Sands Trust                                  54,968
        667   Manitoba Telecom Services, Inc.                           19,440
      6,273   Mullen Group Income Fund                                  64,838
      2,523   Russel Metals, Inc.                                       38,831
                                                                 _____________
                                                                       221,381
                                                                 _____________
              FINLAND--7.1%
        926   Fortum Oyj (c)                                            20,127
      1,567   KCI Konecranes Oyj (c)                                    27,279


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              FINLAND (CONTINUED)
      5,475   Metso (c)                                          $      67,096
      3,555   Rautaruukki Oyj (c)                                       62,089
     10,730   YIT Oyj (c)                                               70,053
                                                                 _____________
                                                                       246,644
                                                                 _____________
              FRANCE--2.2%
      1,238   France Telecom SA (c)                                     34,506
        642   PPR (c)                                                   42,035
                                                                 _____________
                                                                        76,541
                                                                 _____________
              GERMANY--2.3%
        844   BASF SE (c)                                               32,792
        480   K+S AG (c)                                                27,434
        210   RWE AG (c)                                                18,652
                                                                 _____________
                                                                        78,878
                                                                 _____________
              HONG KONG--2.5%
     28,443   BOC Hong Kong Holdings Ltd. (c)                           32,556
      2,262   CLP Holdings Ltd. (c)                                     15,379
     23,518   CNOOC Ltd. (c)                                            22,370
      2,813   HongKong Electric Holdings Ltd. (c)                       15,837
                                                                 _____________
                                                                        86,142
                                                                 _____________
              ITALY--4.6%
     26,082   Banca Monte dei Paschi di
                 Siena S.p.A. (c)                                       56,955
      1,081   Eni S.p.A. (c)                                            26,013
     14,959   Milano Assicurazioni S.p.A. (c)                           46,980
     18,712   Telecom Italia S.p.A. (c)                                 30,784
                                                                 _____________
                                                                       160,732
                                                                 _____________
              NETHERLANDS--4.5%
      8,232   Koninklijke BAM Groep N.V. (c)                            74,239
     12,780   OCE N.V. (c)                                              56,456
        289   Wereldhave N.V. (c)                                       25,491
                                                                 _____________
                                                                       156,186
                                                                 _____________
              NEW ZEALAND--2.0%
      8,863   Fletcher Building Ltd. (c)                                29,862
     30,076   Telecom Corp. of New Zealand Ltd. (c)                     40,424
                                                                 _____________
                                                                        70,286
                                                                 _____________
              NORWAY--3.6%
     15,761   DnB NOR ASA (c)                                           62,535
      5,984   Norsk Hydro ASA (c)                                       24,381


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              NORWAY (CONTINUED)
      5,582   Telenor ASA (c)                                    $      37,658

                                                                 _____________
                                                                       124,574
                                                                 _____________
              SINGAPORE--4.2%
      3,752   Jardine Cycle & Carriage Ltd. (c)                         24,953
      4,000   Singapore Airlines Ltd. (c)                               31,460
     44,000   Singapore Petroleum Co., Ltd. (c)                         69,747
     13,000   UOL Group Ltd. (c)                                        20,233
                                                                 _____________
                                                                       146,393
                                                                 _____________
              SWEDEN--7.5%
     11,913   Kungsleden AB                                             83,883
     11,037   NCC AB, Class B (c)                                       72,052
      4,855   Sandvik AB (c)                                            31,185
      3,763   SSAB Svenskt Stal AB (c)                                  33,371
      1,315   Svenska Handelsbanken AB (c)                              21,745
      3,478   TeliaSonera AB (c)                                        17,515
                                                                 _____________
                                                                       259,751
                                                                 _____________
              UNITED KINGDOM--10.5%
      2,425   Amlin PLC (c)                                             12,605
      6,777   Brit Insurance Holdings PLC (c)                           21,699
     19,351   BT Group PLC (c)                                          38,917
     25,898   Hays PLC (c)                                              26,169
     13,953   HMV Group PLC (c)                                         22,063
      6,667   IMI PLC (c)                                               26,482
      1,739   Jardine Lloyd Thompson Group PLC (c)                      11,051
      2,061   Provident Financial PLC (c)                               25,605
     97,059   Rentokil Initial PLC (c)                                  62,053
      3,894   Rexam PLC (c)                                             19,931
      1,085   Severn Trent PLC (c)                                      18,803
     31,704   Tomkins PLC (c)                                           57,081
      2,493   United Utilities PLC (c)                                  22,636
                                                                 _____________
                                                                       365,095
                                                                 _____________
              UNITED STATES--13.1%
      1,753   Altria Group, Inc.                                        26,400
        725   AT&T, Inc.                                                20,663
      2,386   Bank of America Corp.                                     33,595
        892   BB&T Corp.                                                24,494
      1,324   Comerica, Inc.                                            26,281
        477   Consolidated Edison, Inc.                                 18,570
      1,580   Dow Chemical (The) Co.                                    23,842
        535   DTE Energy Co.                                            19,083
      1,653   General Electric Co.                                      26,779
      3,662   Huntington Bancshares, Inc.                               28,051
      2,420   International Paper Co.                                   28,556
      2,657   MeadWestvaco Corp.                                        29,732
      1,179   Pepco Holdings, Inc.                                      20,939
        515   Progress Energy, Inc.                                     20,523
        498   SCANA Corp.                                               17,729


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
        414   Southern Co.                                       $      15,318
      1,128   SunTrust Banks, Inc.                                      33,321
      1,808   TECO Energy, Inc.                                         22,329
      1,371   Umpqua Holdings Corp.                                     19,838
                                                                 _____________
                                                                       456,043
                                                                 _____________

              TOTAL INVESTMENTS--100.4%
              (Cost $4,428,495) (b)                                  3,485,600
              NET OTHER ASSETS AND LIABILITIES--(0.4%)                 (13,113)
                                                                 _____________
              NET ASSETS--100.0%                                 $   3,472,487
                                                                 =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,857 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,014,752.

(c) This security was fair valued in accordance with valuation procedures adopted by the Funds' Board of Trustees.



________________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
_______________________________________________________________________________

Level 1 - Quoted Prices - Investments                 $           682,148
Level 2 - Other Significant Observable Inputs                   2,803,452
Level 3 - Significant Unobservable Inputs                               -
                                                      _________________________
Total                                                 $        3,485,600
                                                      =========================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


                  PORTFOLIO COMPOSITION BY INDUSTRY


                                                              % OF
INDUSTRY                                                   NET ASSETS
______________________________________________________________________
Commercial Banks                                              12.6%
Diversified Telecommunication                                  8.8
Metals & Mining                                                7.8
Oil, Gas & Consumable Fuels                                    6.5
Construction & Engineering                                     6.2
Real Estate Investment Trusts                                  5.0
Machinery                                                      4.4
Insurance                                                      4.3
Transportation Infrastructure                                  3.9
Industrial Conglomerates                                       3.7
Multi-Utilities                                                3.4
Electric Utilities                                             3.1
Real Estate Management & Development                           3.0
Energy Equipment & Services                                    2.6
Airlines                                                       2.6
Chemicals                                                      2.4
Communications Equipment                                       2.4
Commercial Services & Supplies                                 1.8
Paper & Forest Products                                        1.7
Office Electronics                                             1.6
Marine                                                         1.2
Multiline Retail                                               1.2
Food & Staples Retailing                                       1.2
Specialty Retail                                               1.2
Trading Companies & Distributors                               1.1
Diversified Financial Services                                 1.0
Construction Materials                                         0.9
Tobacco                                                        0.8
Professional Services                                          0.7
Consumer Finance                                               0.7
Distributors                                                   0.7
Containers & Packaging                                         0.6
Water Utilities                                                0.5
Beverages                                                      0.4
Wireless Telecommunication Services                            0.4
______________________________________________________________________
TOTAL                                                        100.4
NET OTHER ASSETS AND LIABILITIES                              (0.4)
                                                 _____________________
TOTAL                                                        100.0%
                                                 =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS--100.1%
              AUSTRALIA--4.0%
     41,795   AGL Energy Ltd. (d)                                $     445,602
  2,609,801   Babcock & Brown Wind Partners Group (d)                1,663,308
                                                                 _____________
                                                                     2,108,910
                                                                 _____________
              BELGIUM--5.7%
  1,840,243   Hansen Transmissions International (b) (d)             3,048,317
                                                                 _____________
              BERMUDA--0.2%
  4,596,517   China Windpower Group Ltd. (b) (d)                       123,774
                                                                 _____________

              BRAZIL--1.0%
     45,663   Centrais Eletricas Brasileiras SA ADR (b)                510,056
                                                                 _____________
              CANADA--0.5%
     21,269   Boralex, Inc. (b)                                        130,078
     56,557   Canadian Hydro Developers, Inc. (b)                      136,525
                                                                 _____________
                                                                       266,603
                                                                 _____________
              CAYMAN ISLANDS--0.9%
    391,652   China High Speed Transmission Equipment
                 Group Co., Ltd. (d)                                   477,907
                                                                 _____________
              CHINA--0.6%
    415,715   Harbin Power Equipment Co., Ltd. (d)                     348,533
                                                                 _____________
              DENMARK--10.2%
    224,587   Greentech Energy Systems A/S (b) (d)                     978,557
     75,278   Vestas Wind Systems A/S (b) (d)                        4,429,869
                                                                 _____________
                                                                     5,408,426
                                                                 _____________
              FRANCE--3.2%
      9,170   Alstom SA (d)                                            546,483
     12,280   EDF Energies Nouvelles (d)                               435,035
    172,655   Theolia SA (b) (d)                                       738,174
                                                                 _____________
                                                                     1,719,692
                                                                 _____________
              GERMANY--17.1%
    237,902   Conergy AG (b) (d)                                       331,979
     19,233   E.ON AG ADR                                              783,745
    194,853   Nordex AG (b) (d)                                      2,835,265
     22,611   REpower Systems AG (b) (d)                             3,592,394
      8,265   RWE AG (d)                                               734,072
     10,700   Siemens AG ADR (d)                                       810,525
                                                                 _____________
                                                                     9,087,980
                                                                 _____________
              GREECE--0.8%
      5,618   C. Rokas SA (d)                                          124,988
     54,414   Terna Energy SA (d)                                      292,528
                                                                 _____________
                                                                       417,516
                                                                 _____________


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              JAPAN--3.9%
        472   Japan Wind Development Co., Ltd. (d)               $   1,410,017
     63,000   Mitsui & Co., Ltd. (d)                                   647,663
                                                                 _____________
                                                                     2,057,680
                                                                 _____________
              PORTUGAL--1.2%
    167,496   EDP-Energias de Portugal SA (d)                          630,116
                                                                 _____________
              SPAIN--28.0%
      4,880   Acciona SA (d)                                           620,500
    606,210   EDP Renovaveis SA (b) (d)                              4,240,019
     19,604   Endesa S.A. (d)                                          798,418
    601,752   Fersa Energias Renovables SA (d)                       1,864,575
    162,862   Gamesa Corporacion Tecnologica SA (d)                  2,969,494
  1,014,106   Iberdrola Renovables SA (b) (d)                        4,421,144
                                                                 _____________
                                                                    14,914,150
                                                                 _____________
              SWEDEN--0.9%
     46,366   SKF AB (d)                                               471,826
                                                                 _____________
              SWITZERLAND--1.4%
      6,379   BKW FMB Energie AG (d)                                   616,027
        356   Gurit Holding AG (d)                                     151,588
                                                                 _____________
                                                                       767,615
                                                                 _____________
              UNITED KINGDOM--5.5%
     14,539   BP PLC ADR                                               679,553
    888,753   Clipper Windpower PLC (b) (d)                            920,078
    892,812   Renewable Energy Generation (d)                          659,366
     13,014   Royal Dutch Shell PLC ADR                                688,961
                                                                 _____________
                                                                     2,947,958
                                                                 _____________
              UNITED STATES--15.0%
     75,259   AES Corp (b)                                             620,134
     17,062   Allegheny Technologies, Inc.                             435,593
     13,498   Alliant Energy Corp.                                     393,872
     18,213   American Superconductor Corp. (b)                        297,054
      4,374   Ameron International Corp.                               275,212
    397,913   Broadwind Energy, Inc. (b)                             1,790,609
    135,094   Capstone Turbine Corp. (b)                               113,479
    311,756   Composite Technology Corp. (b)                            84,174
     66,723   Federal Mogul Corp. (b)                                  282,238
     14,775   FPL Group, Inc.                                          743,626
     39,972   General Electric Co.                                     647,546
     23,609   GreenHunter Energy, Inc. (b)                             116,156
      8,958   Kaydon Corp.                                             307,707
     23,057   NRG Energy, Inc. (b)                                     537,920
     12,526   Otter Tail Corp.                                         292,232
     28,049   Trinity Industries, Inc.                                 442,052


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              UNITED STATES (CONTINUED)
     19,775   Woodward Governor Co.                              $     455,221
     17,369   Zoltek Cos., Inc. (b)                                    156,147
                                                                 _____________
                                                                     7,990,972
                                                                 _____________

              TOTAL COMMON STOCKS--100.1%
              (Cost $96,800,715)                                    53,298,031
                                                                 _____________

              WARRANTS--0.0%
              UNITED STATES--0.0%
        959   GreenHunter Energy, Inc. expiring
                 9/15/11 @ $0 (b) (d)                                        0
              (Cost $0)                                          _____________

              TOTAL INVESTMENTS--100.1%
              (Cost $96,800,715) (c)                                53,298,031
              NET OTHER ASSETS AND LIABILITIES--(0.1%)                 (67,359)
                                                                 _____________
              NET ASSETS--100.0%                                 $  53,230,672
                                                                 =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $233,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $43,735,686.

(d) This security was fair valued in accordance with valuation procedures adopted by the Funds' Board of Trustees.

ADR - American Depositary Receipt.



________________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
_______________________________________________________________________________

Level 1 - Quoted Prices - Investments                 $         11,730,157
Level 2 - Other Significant Observable Inputs                   41,567,874
Level 3 - Significant Unobservable Inputs                                -
                                                      _________________________
Total                                                 $         53,298,031
                                                      =========================

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


                  PORTFOLIO COMPOSITION BY INDUSTRY


                                                              % OF
INDUSTRY                                                   NET ASSETS
______________________________________________________________________
Electrical Equipment                                          34.3%
Independent Power Producers & Energy Traders                  28.5
Electric Utilities                                            11.5
Machinery                                                      8.0
Oil, Gas & Consumable Fuels                                    6.3
Industrial Conglomerates                                       3.3
Multi-Utilities                                                3.0
Construction & Engineering                                     1.4
Trading Companies & Distributors                               1.2
Metals & Mining                                                0.8
Chemicals                                                      0.6
Auto Components                                                0.5
Building Products                                              0.5
Food & Staples Retailing                                       0.2
______________________________________________________________________
TOTAL INVESTMENTS                                            100.1
NET OTHER ASSETS AND LIABILITIES                              (0.1)
                                                 _____________________
TOTAL                                                        100.0%
                                                 =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS--100.3%
              AUSTRALIA--3.4%
     13,516   Leighton Holdings Ltd. (d)                         $     262,629
                                                                 _____________
              BERMUDA--2.7%
      8,755   Foster Wheeler Ltd. (b)                                  204,692
                                                                 _____________
              CANADA--3.3%
      6,450   SNC-Lavalin Group Inc.                                   207,372
      1,960   Stantec, Inc. (b)                                         47,869
                                                                 _____________
                                                                       255,241
                                                                 _____________
              CHINA--5.2%
    184,065   China Communications Construction
                 Co., Ltd. (d)                                         229,984
    249,751   China Railway Group Ltd. (b) (d)                         174,547
                                                                 _____________
                                                                       404,531
                                                                 _____________
              EGYPT--2.2%
      3,440   Orascom Construction Industries, GDR (d)                 173,410
                                                                 _____________
              FINLAND--0.9%
     10,069   YIT Oyj (d)                                               65,737
                                                                 _____________
              FRANCE--8.5%
      5,914   Bouygues SA (d)                                          250,892
      2,761   Eiffage SA (d)                                           144,755
      6,185   Vinci SA (d)                                             261,005
                                                                 _____________
                                                                       656,652
                                                                 _____________
              GERMANY--2.8%
      4,241   Hochtief AG (d)                                          218,693
                                                                 _____________
              ITALY--2.9%
      4,930   Ansaldo STS S.p.A. (d)                                    69,868
     31,998   Impregilo S.p.A. (b) (d)                                  92,968
     14,297   Maire Tecnimont S.p.A. (d)                                29,592
      3,028   Trevi Finanziaria S.p.A. (d)                              32,355
                                                                 _____________
                                                                       224,783
                                                                 _____________
              JAPAN--21.8%
     24,000   Chiyoda Corp. (d)                                        133,677
     11,000   COMSYS Holdings Corp. (d)                                103,050
     14,000   JGC Corp. (d)                                            209,523
     50,000   Kajima Corp. (d)                                         176,109
     10,000   Kandenko Co., Ltd. (d)                                    79,033
     11,000   Kinden Corp. (d)                                          99,492
      8,000   Kyowa Exeo Corp. (d)                                      86,019
      3,000   Maeda Corp. (d)                                           12,181
      3,000   Maeda Road Construction Co., Ltd. (d)                     30,044
     34,000   Obayashi Corp. (d)                                       203,215
     10,000   Okumura Corp. (d)                                         50,595
     34,000   Shimizu Corp. (d)                                        199,595
        400   SHO-BOND Holdings Co., Ltd. (d)                            8,172


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


     SHARES   DESCRIPTION                                        VALUE
___________   _____________________________________________      ______________

              COMMON STOCKS (CONTINUED)
              JAPAN (CONTINUED)
     55,000   Taisei Corp. (d)                                   $     151,609
     15,000   Toda Corp. (d)                                            54,832
      4,000   Toshiba Plant Systems & Services Corp. (d)                40,974
     15,000   Toyo Engineering Corp. (d)                                46,806
                                                                 _____________
                                                                     1,684,926
                                                                 _____________
              NETHERLANDS--5.7%
      1,854   Arcadis NV (d)                                            24,479
     10,710   Chicago Bridge & Iron Co., NV                            107,636
      5,854   Imtech NV (d)                                             98,787
      5,033   Koninklijke Boskalis Westminster NV (d)                  117,422
      9,818   Koninklijke BAM Groep NV (d)                              88,542
                                                                 _____________
                                                                       436,866
                                                                 _____________
              PANAMA--2.6%
     20,093   McDermott International, Inc. (b)                        198,519
                                                                 _____________
              PORTUGAL--0.1%
      1,358   Mota-Engil, SGPS, SA (d)                                   4,466
                                                                 _____________
              SPAIN--7.5%
      5,454   ACS Actividades de Construccion y
                 Servicios SA (d)                                      253,264
      5,879   Obrascon Huarte Lain SA (d)                               83,431
     13,401   Sacyr Vallehermoso SA (d)                                121,496
      4,529   Tecnicas Reunidas SA (d)                                 119,641
                                                                 _____________
                                                                       577,832
                                                                 _____________
              SWEDEN--2.8%
     21,220   Skanska AB (d)                                           217,647
                                                                 _____________
              UNITED KINGDOM--4.1 %
     20,710   AMEC PLC (d)                                             149,509
     23,911   Balfour Beatty PLC (d)                                   115,669
      5,455   WS Atkins  PLC (d)                                        53,457
                                                                 _____________
                                                                       318,635
                                                                 _____________
              UNITED STATES--23.8%
      5,261   Aecom Technology Corp. (b)                               161,671
      6,359   EMCOR Group, Inc. (b)                                    142,632
      4,959   Fluor Corp.                                              222,510
      3,330   Granite Construction, Inc.                               146,287
      4,928   Jacobs Engineering Group, Inc. (b)                       237,037
     12,872   KBR, Inc.                                                195,654
      4,534   Perini Corp. (b)                                         106,005
     11,794   Quanta Services, Inc. (b)                                233,521
      8,638   Shaw Group (The), Inc. (b)                               176,820
      5,403   URS Corp. (b)                                            220,280
                                                                 _____________
                                                                     1,842,417
                                                                 _____________


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


              DESCRIPTION                                        VALUE
              _____________________________________________      ______________

              TOTAL INVESTMENTS--100.3%
              (Cost $7,409,249) (c)                              $   7,747,676
              NET OTHER ASSETS AND LIABILITIES--(0.3%)                 (24,021)
                                                                 _____________
              NET ASSETS--100.0%                                 $   7,723,655
                                                                 =============


(a) All percentages shown in Portfolio of Investments are based on net assets.

(b)     Non-income producing security.

(c) Aggregate cost for federal income tax and financial reporting purposes. As of December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $520,590 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $182,163.

(d) This security was fair valued in accordance with valuation procedures adopted by the Funds' Board of Trustees.

GDR - Global Depositary Receipt.



________________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments).


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
_______________________________________________________________________________

Level 1 - Quoted Prices - Investments                 $         2,608,459
Level 2 - Other Significant Observable Inputs                   5,139,217
Level 3 - Significant Unobservable Inputs                               -
                                                      _________________________
Total                                                 $         7,747,676
                                                      =========================


             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


                  PORTFOLIO COMPOSITION BY INDUSTRY


                                                              % OF
INDUSTRY                                                   NET ASSETS
______________________________________________________________________
Construction & Engineering                                    92.0%
Energy Equipment & Services                                    3.5
Industrial Conglomerates                                       2.6
Professional Services                                          1.3
Transportation Infrastructure                                  0.9
______________________________________________________________________
TOTAL INVESTMENTS                                            100.3
NET OTHER ASSETS AND LIABILITIES                              (0.3)
                                                 _____________________
TOTAL                                                        100.0%
                                                 =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)


1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company that currently consists of five exchange-traded funds (each a "Fund" or collectively the "Funds") as follows:

     First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
        (formerly known as First Trust DJ STOXX(R) Select Dividend 30
        Index Fund)
     First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
     First Trust Dow Jones Global Select Dividend Index Fund
     First Trust ISE Global Wind Energy Index Fund
     First Trust ISE Global Engineering and Construction Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days, when purchased, are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices that may differ from current market quotations or the official closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's corresponding Index, which, in turn, could result in a difference between a Fund's performance and the performance of its Index.

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)


Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of October 1, 2008, the beginning of each Fund's current fiscal year; however, this standard was adopted early for each Fund and was disclosed in this quarterly portfolio of investments and previous reports. The three levels of the fair value hierarchy under FAS 157 are described below:

    o  Level 1- quoted prices in active markets for identical securities
    o Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    o Level 3- significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' net assets as of December 31, 2008 is included with each Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded master limited partnerships and real estate investment trusts. Distributions from such investments may include a return of capital component.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2008 (UNAUDITED)


                          ADDITIONAL INFORMATION

"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund. The Fund, based on the Dow Jones STOXX(R) Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Global Real Estate Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund has obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend IndexSM are trademarks of Dow Jones and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

International Securities Exchange(TM), ISE(TM), the ISE Global Wind Energy Index(TM) and the ISE Global Engineering and Construction Index are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust ISE Global Wind Energy Index Fund and the First Trust ISE Global Engineering and Construction Index Fund are not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)

Date: February 26, 2009
      ---------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: February 26, 2009
      ---------------------------------------------------

By: /s/ Mark R. Bradley
    ---------------------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: February 26, 2009
      ---------------------------------------------------